Expense Example - FidelitySeriesOpportunisticInsightsFund-PRO - FidelitySeriesOpportunisticInsightsFund-PRO - Fidelity Series Opportunistic Insights Fund - Fidelity Series Opportunistic Insights Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none